Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Finished goods	€ 15,245	€ 15,010
Work in progress	9,402	7,003
Raw materials	53,010	30,995
Total	77,657	53,008
Write-downs inventories	(13,991)	(13,889)
Finished Goods [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(181)	(1,700)
Work in Progress [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	(808)	(626)
Raw Materials [Member]
Schedule of Inventories [Line Items]
Write-downs inventories	€ (13,003)	€ (11,563)